Shareholder Report, Average Annual Return (Details)		12 Months Ended	23 Months Ended	40 Months Ended	60 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025 [1]	Oct. 31, 2025 [3]	Oct. 31, 2025	Oct. 31, 2025 [2]	Oct. 31, 2025 [4]	Oct. 31, 2025
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Average Annual Return, Percent		18.19%	24.43%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Avantis® U.S. Large Cap Growth Fund (Class I)
Average Annual Return, Percent		25.31%			15.62%	11.54%
1290 DIVERSIFIED BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Diversified Bond Fund (Class A) with Sales Charge
Average Annual Return, Percent		2.63%			(0.59%)			2.35%
1290 DIVERSIFIED BOND FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Diversified Bond Fund (Class I)
Average Annual Return, Percent		7.82%			0.55%			3.07%
1290 DIVERSIFIED BOND FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Diversified Bond Fund (Class R)
Average Annual Return, Percent		7.22%			0.07%			2.55%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Average Annual Return, Percent		35.84%		16.34%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Essex Small Cap Growth Fund (Class I)
Average Annual Return, Percent		44.04%		18.63%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Essex Small Cap Growth Fund (Class R)
Average Annual Return, Percent		43.38%		18.05%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 GAMCO Small/Mid Cap Value Fund (Class A) with Sales Charge
Average Annual Return, Percent		2.01%			12.62%			8.24%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 GAMCO Small/Mid Cap Value Fund (Class I)
Average Annual Return, Percent		8.20%			14.18%			9.13%
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 GAMCO Small/Mid Cap Value Fund (Class R)
Average Annual Return, Percent		7.67%			13.62%			8.59%
1290 HIGH YIELD BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 High Yield Bond Fund (Class A) with Sales Charge
Average Annual Return, Percent		2.33%			3.71%			4.62%
1290 HIGH YIELD BOND FUND CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 High Yield Bond Fund (Class I)
Average Annual Return, Percent		7.40%			4.94%			5.37%
1290 High Yield Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 High Yield Bond Fund (Class R)
Average Annual Return, Percent		6.75%			4.40%			4.84%
1290 Loomis Sayles Multi-Asset Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Loomis Sayles Multi-Asset Income Fund (Class A) with Sales Charge
Average Annual Return, Percent		3.75%			5.66%		6.47%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Loomis Sayles Multi-Asset Income Fund (Class I)
Average Annual Return, Percent		8.88%			7.14%		7.36%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Loomis Sayles Multi-Asset Income Fund (Class R)
Average Annual Return, Percent		8.35%			6.59%		6.83%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Multi-Alternative Strategies Fund (Class A) with Sales Charge
Average Annual Return, Percent		6.03%			3.65%			2.49%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Multi-Alternative Strategies Fund (Class I)
Average Annual Return, Percent		12.40%			5.09%			3.32%
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Multi-Alternative Strategies Fund (Class R)
Average Annual Return, Percent		11.73%			4.56%			2.80%
1290 SMARTBETA EQUITY FUND - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 SmartBeta Equity Fund (Class I)
Average Annual Return, Percent		12.90%			12.70%			10.48%
1290 SMARTBETA EQUITY FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 SmartBeta Equity Fund (Class R)
Average Annual Return, Percent		12.34%			12.13%			9.92%
1290 SMARTBETA EQUITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 SmartBeta Equity Fund (Class A) with Sales Charge
Average Annual Return, Percent		6.46%			11.15%			9.58%
Without Sales Load [Member] | 1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Avantis® U.S. Large Cap Growth Fund (Class A) without Sales Charge
Average Annual Return, Percent		25.04%	28.15%
Without Sales Load [Member] | 1290 DIVERSIFIED BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Diversified Bond Fund (Class A) without Sales Charge
Average Annual Return, Percent		7.51%			0.32%			2.82%
Without Sales Load [Member] | 1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Avantis® U.S. Large Cap Growth Fund (Class A) without Sales Charge
Average Annual Return, Percent		43.71%		18.34%
Without Sales Load [Member] | 1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 GAMCO Small/Mid Cap Value Fund (Class A) without Sales Charge
Average Annual Return, Percent		7.97%			13.89%			8.86%
Without Sales Load [Member] | 1290 HIGH YIELD BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 High Yield Bond Fund (Class A) without Sales Charge
Average Annual Return, Percent		7.14%			4.66%			5.10%
Without Sales Load [Member] | 1290 Loomis Sayles Multi-Asset Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Loomis Sayles Multi-Asset Income Fund (Class A) Without Sale Charge
Average Annual Return, Percent		8.62%			6.87%		7.09%
Without Sales Load [Member] | 1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Multi-Alternative Strategies Fund (Class A) without Sales Charge
Average Annual Return, Percent		12.15%			4.84%			3.07%
Without Sales Load [Member] | 1290 SMARTBETA EQUITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 SmartBeta Equity Fund (Class A) without Sales Charge
Average Annual Return, Percent		12.68%			12.42%			10.20%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		21.14%	25.00%		17.05%	14.63%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%			(0.24%)		1.85%	1.90%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.81%		20.07%	16.74%			14.08%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent		8.11%			5.53%			5.83%
MSCI World (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World (Net) Index
Average Annual Return, Percent		22.02%			15.58%			11.79%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		30.52%	31.47%		19.24%	19.49%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		18.81%		15.47%
Russell 2500® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Average Annual Return, Percent		10.11%			14.39%			9.02%
1290 Multi-Asset Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 Multi-Asset Income Index
Average Annual Return, Percent	[5]	8.71%			6.03%		5.72%
MSCI World High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Average Annual Return, Percent		10.18%			11.24%		8.26%
Cboe S&P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent		11.48%			10.91%		7.33%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%			5.47%		6.45%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		4.37%			3.06%			2.13%

[1]	Date of inception: November 30, 2023
[2]	Date of inception: February 27, 2017
[3]	Date of inception: July 11, 2022
[4]	Date of inception: March 7, 2016
[5]	The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).